Satellites and Other Property and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Construction-in-progress	$ 371.3	$ 705.8
Capitalized interest	30.2	60.0
Depreciation expense	649.1	$ 665.6	$ 646.4
Insurance proceeds	$ 70.0